CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONTRACT LIABILITIES
Contract liabilities - tailored job readiness training services	$ 212,473	$ 251,368
Contract liabilities	$ 212,473	$ 251,368